UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

                        - DREYFUS DIVERSIFIED INTERNATIONAL FUND

                        - DREYFUS EMERGING ASIA FUND

                        - DREYFUS GREATER CHINA FUND

                        - DREYFUS INDIA FUND

                        - DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
January 31, 2013 (Unaudited)

Registered Investment Companies--99.7%	Shares		Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	4,264,015	a	44,900,073
Dreyfus International Equity Fund,
Cl. I	3,823,250	a	115,729,779
Dreyfus International Value Fund,
Cl. I	4,209,019	a	46,130,846
Dreyfus/Newton International
Equity Fund, Cl. I	6,108,293	a	112,209,337
International Stock Fund, Cl. I	7,928,440	a	118,054,478
Total Investments (cost $354,742,285)	99.7%		437,024,513
Cash and Receivables (Net)	.3%		1,477,430
Net Assets	100.0%		438,501,943

a	Investment in affiliated mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $82,282,228 of which $82,282,228 related to appreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	99.7

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	437,024,513	-	-	437,024,513

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
January 31, 2013 (Unaudited)

Common Stocks--94.9%	Shares		Value ($)
China--25.7%
AviChina Industry & Technology, Cl. H	2,484,000		1,204,302
Baoxin Auto Group	928,500	a	963,770
China Life Insurance, Cl. H	109,000		365,423
China Medical System Holdings	1,871,500		1,607,163
China ZhengTong Auto Services Holdings	1,183,500	a	1,052,963
CITIC Securities, Cl. H	220,000		587,204
Dongyue Group	1,347,333		899,913
Longfor Properties	386,500		724,619
SPT Energy Group	218,000		101,756
Tencent Holdings	22,400		783,887
Xingda International Holdings	1,415,000		629,465
Youku Tudou, ADR	31,100	a	707,836
Zhuzhou CSR Times Electric, Cl. H	201,000		644,048
			10,272,349
Hong Kong--16.9%
Brilliance China Automotive Holdings	296,000	a	397,700
China Everbright	194,000		365,717
China Resources Land	276,000		839,879
China State Construction International Holdings	1,216,000		1,596,163
China Taiping Insurance Holdings	372,600	a	786,960
Far East Horizon	925,000		703,703
GCL-Poly Energy Holdings	1,500,000		410,037
Hengdeli Holdings	1,912,000		670,583
Nine Dragons Paper Holdings	1,130,000		990,793
			6,761,535
India--23.7%
Canara Bank	115,000		1,040,167
Hinduja Ventures	148,126		1,553,109
Jain Irrigation Systems	900,000		1,262,267
Manappuram Finance	1,578,803		1,292,665
Reliance Capital	97,000		866,417
Reliance Infrastructure	86,000		833,484
Tata Motors	205,000		1,148,524
Tata Motors, ADR	7,000		193,410
Tulip Telecom	957,447	a	342,010

United Spirits	11,900		403,692
Yes Bank	52,631		516,662
			9,452,407
Philippines--9.8%
East West Banking	1,066,100		813,627
Filinvest Land	14,000,000		598,746
Metro Pacific Investments	6,366,000		813,646
Puregold Price Club	735,700		631,995
Rizal Commercial Banking	392,770		656,467
Universal Robina	190,000		408,160
			3,922,641
Singapore--4.3%
Biosensors International Group	725,000	a	793,742
SembCorp Marine	237,000		905,757
			1,699,499
South Korea--4.4%
GSretail	14,040		353,281
Hyundai Engineering & Construction	6,600	a	415,786
Samsung Electronics	750		997,314
			1,766,381
Taiwan--1.0%
Asustek Computer	34,000		389,210
Thailand--9.1%
Amata, NVDR	865,400		592,024
Asian Property Development, NVDR	3,170,000		1,004,577
Kasikornbank, NVDR	65,400		435,342
Krung Thai Bank, NVDR	1,420,000		1,090,476
Robinson Department Store, NVDR	211,200		495,775
			3,618,194
Total Common Stocks
(cost $33,704,897)			37,882,216
	Number of
Participation Notes--5.1%	Participation Notes		Value ($)
India
Microsec Financial Services (5/5/14)	800,000	a	581,920
Prime Focus (2/28/14)	1,598,250 a,b,c		1,444,335
Total Participation Notes
(cost $4,486,746)			2,026,255
Total Investments (cost $38,191,843)	100.0%		39,908,471
Cash and Receivables (Net)	.0%		9,996
Net Assets	100.0%		39,918,467

ADR - American Depository Receipts
NVDR- Non-Voting Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2013, the value of this security amounted to $1,444,335 or 3.6% of net assets.
c	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, this security was valued at $1,444,335 or 3.6% of net assets.

At January 31, 2013, net unrealized appreciation on investments was $1,716,628 of which $5,719,001 related to appreciated investment securities and $4,002,373 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	36.8
Consumer Discretionary	21.4
Industrial	15.1
Information Technology	7.2
Health Care	6.0
Materials	4.7
Consumer Staples	4.5
Utilities	2.1
Energy	1.3
Telecommunication Services	.9
100.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Singapore Dollar,
Expiring
2/1/2013 a	202,500	164,420	163,616	(804)

Counterparty:

a	Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	37,882,216	-	-	37,882,216
Participation Notes+	581,920	1,444,335	-	2,026,255
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(804)	-	(804)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
January 31, 2013 (Unaudited)

Common Stocks--91.8%	Shares		Value ($)
Automobiles & Components--8.2%
Brilliance China Automotive
Holdings	12,814,000	a	17,216,634
Chongqing Changan Automobile, Cl.
B	9,565,900		9,411,225
Xingda International Holdings	16,531,000		7,353,837
			33,981,696
Capital Goods--16.4%
AviChina Industry & Technology,
Cl. H	33,000,000		15,999,175
China State Construction
International Holdings	16,088,000		21,117,652
CSR, Cl. H	8,542,000		7,038,113
L.K. Technology Holdings	46,017,500		9,019,083
Zhuzhou CSR Times Electric, Cl. H	4,540,000		14,547,154
			67,721,177
Consumer Durables & Apparel--1.3%
Prada	574,300		5,161,399
Sunny Optical Technology Group	49,000		41,700
			5,203,099
Diversified Financials--7.8%
China Everbright	3,000,000		5,655,414
CITIC Securities, Cl. H	2,851,500		7,610,961
Far East Horizon	17,922,000		13,634,345
Haitong Securities, Cl. H	3,168,000	a	5,408,402
			32,309,122
Energy--2.3%
Hilong Holding	8,046,000		3,019,040
SPT Energy Group	14,010,000		6,539,469
			9,558,509

Insurance--6.3%
China Life Insurance, Cl. H	2,400,000		8,046,007
China Taiping Insurance
Holdings	5,206,400	a	10,996,316
New China Life Insurance, Cl. H	1,722,100		6,739,270
			25,781,593
Materials--10.3%
CPMC Holdings	6,979,000		5,606,309
Dongyue Group	22,204,000		14,830,534
Hunan Nonferrous Metals, Cl. H	10,002,000	a	3,237,102
Nine Dragons Paper Holdings	21,643,000		18,976,765
			42,650,710
Pharmaceuticals, Biotech & Life Sciences--6.0%
China Medical System Holdings	29,030,000		24,929,701
Real Estate--8.0%
China Merchants Property
Development, Cl. B	1,120,000		4,137,504
China Resources Land	4,458,000		13,565,877
China Vanke, Cl. B	1,928,300		4,204,497
Longfor Properties	5,932,000		11,121,448
			33,029,326
Retailing--10.6%
Baoxin Auto Group	13,701,000	a	14,221,452
Belle International Holdings	2,400,000		5,335,121
China ZhengTong Auto Services
Holdings	13,501,500	a	12,012,320
Hengdeli Holdings	30,500,000		10,697,063
Intime Department Store Group	1,240,500		1,631,521
			43,897,477
Semiconductors & Semiconductor Equipment--2.1%
GCL-Poly Energy Holdings	30,780,000		8,413,957
Software & Services--9.1%
Qihoo 360 Technology, ADR	344,754	a	10,539,130
Tencent Holdings	463,000		16,202,672
Youku Tudou, ADR	480,165	a	10,928,555
			37,670,357

Transportation--1.0%
Orient Overseas International	600,000		4,204,812
Utilities--2.4%
Guangdong Investment	12,048,000		10,004,529
Total Common Stocks
(cost $310,466,666)			379,356,065

	Number of
Participation Notes--5.8%	Participation Notes		Value ($)
Diversified Financials--3.2%
CITIC Securities, Cl. A (12/16/13)	5,379,552	a,b	13,131,486
Food, Beverage & Tobacco--1.5%
Kweichow Moutai, Cl. A (8/20/13)	219,500	a,b	6,314,488
Real Estate--1.1%
China Vanke, Cl. A (1/22/15)	2,400,000	a,b	4,634,880
Total Participation Notes
(cost $22,637,971)			24,080,854

Other Investment--1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,002,000)	7,002,000	[c]	7,002,000
Total Investments (cost $340,106,637)	99.3%		410,438,919
Cash and Receivables (Net)	.7%		2,993,531
Net Assets	100.0%		413,432,450

ADR - American Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $24,080,854 or 5.8% of net assets.
c Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $70,332,282 of which $80,410,167 related to appreciated investment securities and $10,077,885 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	16.4
Diversified Financials	11.0
Retailing	10.6
Materials	10.3
Real Estate	9.1
Software & Services	9.1
Automobiles & Components	8.2
Insurance	6.3
Pharmaceuticals, Biotech & Life Sciences	6.0
Utilities	2.4
Energy	2.3
Semiconductors & Semiconductor Equipment	2.1
Money Market Investment	1.7
Food, Beverage & Tobacco	1.5
Consumer Durables & Apparel	1.3
Transportation	1.0
99.3

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
January 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Hong Kong Dollar,
Expiring
2/1/2013 a	27,700,000	3,570,738	3,571,705	967

Counterparty:
a Standard Chartered Bank

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	379,356,065	-	-	379,356,065
Mutual Funds	7,002,000	-	-	7,002,000
Participation Notes+	24,080,854	-	-	24,080,854
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	967	-	967

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus India Fund
January 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--5.5%
Tata Motors	31,500		176,481
Banks--12.8%
Canara Bank	16,000		144,719
Punjab & Sind Bank	70,000		94,623
State Bank of India	1,100		50,419
UCO Bank	85,000		121,212
			410,973
Capital Goods--14.7%
Ingersoll-Rand India	15,000		129,822
Jaiprakash Associates	56,000		91,543
Larsen & Toubro	2,000		57,975
NCC	90,000		79,272
Schneider Electric Infrastructure	40,000		64,787
Simplex Infrastructures	14,000		48,509
			471,908
Consumer Durables & Apparel--1.7%
S. Kumars Nationwide	251,000	a	54,504
Diversified Financials--4.6%
IFCI	223,729		148,690
Food, Beverage & Tobacco--14.6%
Balrampur Chini Mills	120,000	a	103,102
Dhampur Sugar Mills	80,000		69,412
Nestle India	1,550		138,289
United Spirits	4,700		159,441
			470,244
Insurance--5.1%
Reliance Capital	18,500		165,244

Materials--1.0%
Ess Dee Aluminium	5,000		30,645
Media--15.3%
DEN Networks	13,512	a	57,831
Hathway Cable and Datacom	10,000	a	47,829
Hinduja Ventures	13,861		145,333
Network 18 Media & Investments	111,111	a	79,067
Prime Focus	100,000	a	91,089
TV18 Broadcast	111,111	a	69,980
			491,129
Pharmaceuticals, Biotech & Life Sciences--6.2%
Novartis India	6,400		77,560
Parabolic Drugs	350,000		68,434
Pfizer	2,500		54,167
			200,161
Telecommunication Services--10.0%
OnMobile Global	50,000		37,507
Reliance Communications	130,000		202,124
SITI Cable Network	99,052	a	48,045
Tulip Telecom	100,000	a	35,721
			323,397
Utilities--8.0%
Reliance Infrastructure	16,000		155,067
Reliance Power	60,000	a	104,061
			259,128
Total Investments (cost $3,351,872)	99.5%		3,202,504
Cash and Receivables (Net)	.5%		16,041
Net Assets	100.0%		3,218,545

a	Non-income producing security.

At January 31, 2013, net unrealized depreciation on investments was $149,368 of which $301,989 related to appreciated investment securities and $451,357 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Media	15.3
Capital Goods	14.7
Food, Beverage & Tobacco	14.6
Banks	12.8
Telecommunication Services	10.0
Utilities	8.0
Pharmaceuticals, Biotech & Life Sciences	6.2
Automobiles & Components	5.5
Insurance	5.1
Diversified Financials	4.6
Consumer Durables & Apparel	1.7
Materials	1.0
99.5

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,202,504	-	-	3,202,504

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
January 31, 2013 (Unaudited)

Registered Investment Companies--99.1%	Shares		Value ($)
Dreyfus Emerging Markets Fund, Cl.
I	11,298	a	118,970
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	4,149	a	64,350
Dreyfus Global Absolute Return
Fund, Cl. I	8,709	a,b	104,249
Dreyfus Global Real Estate
Securities Fund, Cl. I	8,298	a	69,040
Dreyfus Inflation Adjusted
Securities Fund, Institutional
Shares	4,577	a	62,846
Dreyfus International Bond Fund,
Cl. I	4,664	a	80,590
Dreyfus Natural Resources Fund,
Cl. I	4,222	a	121,162

Total Investments (cost $547,159)	99.1%		621,207
Cash and Receivables (Net)	.9%		5,583
Net Assets	100.0%		626,790

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At January 31, 2013, net unrealized appreciation on investments was $74,048 of which $74,048 related to appreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	69.7
Mutual Funds: Domestic	29.4
99.1

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	621,207	-	-	621,207

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)